FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Total financial assets	₽ 241,314	₽ 288,032
Less current portion	(159,084)	(230,642)
Total financial assets, non-current	82,230	57,390
Total financial liabilities	711,324	700,086
Less current portion	(296,911)	(187,160)
Total financial liabilities, non-current	414,413	512,926
Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	1,424	5,021
Fair value through other comprehensive income
Financial instruments
Total financial liabilities	955
Trade and other payables
Financial instruments
Total financial liabilities	71,808	53,623
Accounts payable, related parties
Financial instruments
Total financial liabilities	558	1,301
Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	636,579	640,141
Loans and borrowings:
Financial instruments
Total financial liabilities	636,579	640,141
Bank and other loans
Financial instruments
Total financial liabilities	159,384	250,780
Lease obligations
Financial instruments
Total financial liabilities	155,308	160,552
Notes
Financial instruments
Total financial liabilities	183,935	117,355
MTS Bank deposits and liabilities
Financial instruments
Total financial liabilities	137,952	111,454
Other financial liabilities at fair value:
Financial instruments
Total financial liabilities	2,379	5,021
Contingent consideration and other liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	917	936
Currency forwards and swaps not designated as hedges | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	366	85
Liabilities under option agreements | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	73	3,735
Interest rate swaps not designated as hedges | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	68	265
Cross-currency swaps designated as cash flow hedges | Fair value through other comprehensive income
Financial instruments
Total financial liabilities	955
At FVTPL
Financial instruments
Total financial assets	33,200	37,408
At fair value through other comprehensive income
Financial instruments
Total financial assets		2,867
At amortized cost
Financial instruments
Total financial assets	114,234	117,609
Trade and other receivables
Financial instruments
Total financial assets	39,151	37,143
Accounts receivable, related parties
Financial instruments
Total financial assets	16,659	8,930
Cash and cash equivalents
Financial instruments
Total financial assets	38,070	84,075
Other financial assets
Financial instruments
Total financial assets	147,434	157,884
Securities held by MTS Bank | At FVTPL
Financial instruments
Total financial assets	13,273	22,487
Mutual funds | At FVTPL
Financial instruments
Total financial assets	9,349
Assets in Sistema Capital trust management | At FVTPL
Financial instruments
Total financial assets	8,195	11,644
Contingent consideration | At FVTPL
Financial instruments
Total financial assets	2,013
Currency forwards, swaps and options not designated as hedges | At FVTPL
Financial instruments
Total financial assets	52	2,200
Cross-currency swaps not designated as hedges | At fair value through other comprehensive income
Financial instruments
Total financial assets	318	1,077
Cross-currency swaps designated as cash flow hedges | At fair value through other comprehensive income
Financial instruments
Total financial assets		2,797
Notes | At fair value through other comprehensive income
Financial instruments
Total financial assets		70
Deposits and loans issued | At amortized cost
Financial instruments
Total financial assets	94,757	83,865
Notes | At amortized cost
Financial instruments
Total financial assets	15,957	31,165
Other | At amortized cost
Financial instruments
Total financial assets	₽ 3,520	₽ 2,579